Lease obligations (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finance lease right-of-use assets	¥ 33,067
Finance lease obligations, current	¥ 25,785	¥ 32,275